DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
DUE FROM RELATED PARTIES
Schedule Of Due From Related Parties
	December 31,	December 31,	December 31,
Borrower	2023	2022	2021
Lifschultz Enterprise Company LLC (an entity controlled by David Lifschultz, Genoil chief executive officer, and Bruce Abbott, Genoil chief operating officer)	$102,330	$102,118	$115,842
Current portion	-	102,118	115,842
Non-current portion	102,330	-	-
Total	$102,330	$102,118	$115,842